Revenue from Contracts with Customers - Receivables, Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Accounts receivables, net	$ 173	$ 208
Current contract assets	0	1
Non-current contract assets	0	0
Current contract liabilities (deferred revenues)	(20)	(12)
Non-current contract liabilities (deferred revenues)	$ (9)	$ (9)